TAXATION (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2015	Jan. 01, 2014	Dec. 31, 2011
Taxation:
Deferred Tax Assets, Operating Loss Carryforwards	$ 38,100,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	1,600,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	7,900,000
Deferred Tax Assets, Net, Current	3,085,000	0
Operating Loss Carryforwards, Expiration Date		Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	0	0	0
Deferred tax benefit on intra-group transfers realized on loss of control	0	0	(912,000)
Effect of Increases Resulting from Prior Period Tax Positions	(5,042,000)	0	0
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	(9,524,000)	0	0
Foreign Income Tax Expense (Benefit), Continuing Operations	9,519,000	5,453,000	10,338,000
Income Tax Expense (Benefit)	(5,047,000)	5,453,000	9,426,000
Components of income tax expense:
Current tax expense (income)	4,477,000	5,453,000	10,338,000
Deferred Foreign Income Tax Expense (Benefit)	5,300,000
Amortization of deferred tax benefit on intragroup transfers	0	0	(912,000)
Effective Income Tax Rate Reconciliation, at Foreign Statutory Income Tax Rate	0.00%
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	300,000	800,000	0
Deferred income tax assets:
Deferred Tax Assets, Gross	9,524,000	6,070,000	0
Deferred Tax Assets, Valuation Allowance	9,524,000	6,070,000
Deferred Tax Assets, Net of Valuation Allowance	9,524,000	0	0		0	0
Additions for tax positions of prior years	13,920,000	6,070,000	0
Release of deferred tax asset	(4,396,000)	0	0
Movement in valuation allowance	0	(6,070,000)	0
Operating Loss Carryforwards		31,761,000	6,335,000
Deferred Tax Assets, Net, Noncurrent	6,439,000	0
Deferred Tax Assets, Net	9,524,000	0
UNITED KINGDOM
Components of income tax expense:
Current tax expense (income)	852,000	(373,000)	1,888,000
Number of vessels	5
Effective Income Tax Rate Reconciliation, at Foreign Statutory Income Tax Rate	21.00%
Earliest open tax period	2011
Brazil
Components of income tax expense:
Current tax expense (income)	1,136,000	779,000	1,055,000
Earliest open tax period	2009
Indonesia
Components of income tax expense:
Current tax expense (income)	544,000	5,047,000	7,395,000
Deferred Foreign Income Tax Expense (Benefit)	(9,524,000)	0	0
Earliest open tax period	2013
KUWAIT
Components of income tax expense:
Current tax expense (income)	$ 1,945,000	$ 0	$ 0
Earliest open tax period	2014
Scenario, Forecast [Member] | UNITED KINGDOM
Components of income tax expense:
Effective Income Tax Rate Reconciliation, at Foreign Statutory Income Tax Rate				20.00%